REVENUE RECOGNITION - Disaggregation of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total net sales	$ 27,448	$ 24,878	$ 23,196
Electrical Americas
Disaggregation of Revenue [Line Items]
Total net sales	13,276	11,436	10,098
Electrical Global
Disaggregation of Revenue [Line Items]
Total net sales	6,815	6,248	6,084
Aerospace
Disaggregation of Revenue [Line Items]
Total net sales	4,249	3,744	3,413
Aerospace | Original Equipment Manufacturers
Disaggregation of Revenue [Line Items]
Total net sales	1,640	1,500	1,350
Aerospace | Aftermarket
Disaggregation of Revenue [Line Items]
Total net sales	1,553	1,312	1,183
Aerospace | Industrial and Other
Disaggregation of Revenue [Line Items]
Total net sales	1,055	931	878
Mobility
Disaggregation of Revenue [Line Items]
Total net sales	3,109	3,451	3,601
Products | Electrical Americas
Disaggregation of Revenue [Line Items]
Total net sales	3,205	3,009	2,949
Products | Electrical Global
Disaggregation of Revenue [Line Items]
Total net sales	3,885	3,493	3,462
Systems | Electrical Americas
Disaggregation of Revenue [Line Items]
Total net sales	10,070	8,426	7,149
Systems | Electrical Global
Disaggregation of Revenue [Line Items]
Total net sales	2,930	2,755	2,622
Vehicle | Mobility
Disaggregation of Revenue [Line Items]
Total net sales	2,505	2,790	2,965
eMobility | Mobility
Disaggregation of Revenue [Line Items]
Total net sales	$ 604	$ 662	$ 636